UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
January 31, 2009
(Unaudited)



                                Number of Shares Historical Cost  Market Value
COMMON STOCKS - 71.48%
-------------


Automotive - 2.24%
   Gentex Corp.                     10,300             147,681          86,417
                                                   -----------     -----------
                                                       147,681          86,417

Banking and Finance - 2.47%
   FIserv, Inc                       3,000              75,229          95,250
                                                   -----------     -----------
                                                        75,229          95,250

Biotech - 4.85%
   Genentech Inc                     2,300             154,107         186,852
                                                   -----------     -----------
                                                       154,107         186,852

Commercial Services - 2.90%
   Paychex, Inc.                     4,600             148,135         111,734
                                                   -----------     -----------
                                                       148,135         111,734

Computers - Hardware - 1.07%
   Dell Corp.                        4,350              90,055          41,325
                                                   -----------     -----------
                                                        90,055          41,325

Computers - Networking - 1.48%
   Cisco Systems, Inc.               3,800              55,371          56,886
                                                   -----------     -----------
                                                        55,371          56,886

Computers - Software - 10.25%
   Microsoft Corp.                   6,200             151,626         106,020
   Oracle                           11,000             119,262         185,130
   Synopsis, Inc.                    5,600             115,460         103,600
                                                   -----------     -----------
                                                       386,347         394,750

Electrical Equipment - 4.37%
   Corning Inc.                      9,700             108,147          98,067
   General Electric Co.              5,800             160,176          70,354
                                                   -----------     -----------
                                                       268,323         168,421

Electronics Components - 2.02%
   Tyco Electronics                  5,500             149,751          77,880
                                                   -----------     -----------
                                                       149,751          77,880

Foods & Beverages - 2.23%
   Sensient Technologies             4,000              80,550          86,000
                                                   -----------     -----------
                                                        80,550          86,000

Insurance - 2.27%
   Gallagher Arthur J & Co.          3,700              92,691          87,209
                                                   -----------     -----------
                                                        92,691          87,209

Machinery - 2.76%
   Idex Corp                         4,700             151,555         106,267
                                                   -----------     -----------
                                                       151,555         106,267

Medical Products and Supplies - 6.21%
   Johnson & Johnson                 2,400             136,714         138,456
   Medtronic Inc.                    3,000             147,940         100,470
                                                   -----------     -----------
                                                       284,654         238,926

Metals - Diversified - 1.33%
   Carpenter Technology CP           3,100              59,679          51,150
                                                   -----------     -----------
                                                        59,679          51,150

Office Equipment - 2.24%
   Xerox Corp.                      13,000             177,294          86,320
                                                   -----------     -----------
                                                       177,294          86,320

Oil & Related - 1.63%
   Helmerich & Paine                 2,800              69,200          62,888
                                                   -----------     -----------
                                                        69,200          62,888

Pharmaceuticals - 5.75%
   Mylan Inc.                       10,800             179,051         122,364
   Pfizer Inc.                       6,800             155,526          99,144
                                                   -----------     -----------
                                                       334,577         221,508

Retail - General - 4.00%
   Fred's Inc. Class A              15,000             152,560         153,900
                                                   -----------     -----------
                                                       152,560         153,900

Retail - Specialty - 4.08%
   Fastenal Co                       4,600             160,394         157,228
                                                   -----------     -----------
                                                       160,394         157,228

Semiconductors - 4.97%
   Intel Corp.                       8,000             143,610         103,200
   National Semiconductor Corp       8,700             143,164          88,218
                                                   -----------     -----------
                                                       286,775         191,418

Utilities - Natural Resources - 2.33%
   Chesapeake Utilities Corp         3,100              57,194          89,807
                                                   -----------     -----------
                                                        57,194          89,807
                                                   -----------     -----------
Total Common Stocks - 71.48%                         3,382,124       2,752,136

Cash and Equivalents - 28.71%
   Schwab Adv Cash Resrv Prem                        1,105,592       1,105,592

Other Assets Less Liabilities - (0.19%)                                 (7,464)


                                                   -----------     -----------
TOTAL PORTFOLIO                                      4,487,716       3,850,264
                                                   ===========     ===========



Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
January 31, 2009
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 81.38%
-------------

Aerospace - 7.74%
   Harris Corporation                  500              24,989          21,645
   Moog, Inc. Class A                  637              15,976          19,085
   Northrop Grumman                    200               2,536           9,624
                                                   -----------     -----------
                                                        43,501          50,354

Airlines - 0.27%
   Southwest Airlines Co.              250               3,447           1,758
                                                   -----------     -----------
                                                         3,447           1,758

Apparel - 0.03%
   Hartmarx Corp                     8,000              31,788             220
                                                   -----------     -----------
                                                        31,788             220

Automotive - 5.60%
   Monro Muffler Brake Inc           1,500              23,212          36,405
                                                   -----------     -----------
                                                        23,212          36,405

Banking and Finance - 5.70%
   Community Bank System             1,200              23,452          21,540
   M&T Bank Corp.                      400              38,896          15,564
                                                   -----------     -----------
                                                        62,348          37,104

Commercial Services - 3.53%
   Harris Interactive Inc.           2,200               6,935           1,100
   Paychex, Inc.                       900              24,805          21,861
                                                   -----------     -----------
                                                        31,740          22,961

Computers - Distributors - 0.75%
   Ingram Micro                        400               4,230           4,908
                                                   -----------     -----------
                                                         4,230           4,908

Computers - Hardware - 0.29%
   Dell Corp.                          200               5,329           1,900
                                                   -----------     -----------
                                                         5,329           1,900

Computers - Services - 1.65%
   Computer Task Group Inc.          3,500              11,873          10,763
                                                   -----------     -----------
                                                        11,873          10,763

Computers - Software - 3.36%
   Oracle                            1,300              16,642          21,879
                                                   -----------     -----------
                                                        16,642          21,879

Electrical Equipment - 9.93%
   Corning Inc.                      1,900              21,673          19,209
   General Electric Co.              1,100              29,902          13,343
   Ultralife Corp.                   4,000              25,175          32,040
                                                   -----------     -----------
                                                        76,749          64,592

Electronics Components - 5.16%
   Astronics Corp Cl B                 350                   -           2,975
   Astronics Corp.                   1,400              15,396          10,570
   IEC Electronics Corp.             4,518               6,984           5,873
   Tyco Electronics                  1,000              27,259          14,160
                                                   -----------     -----------
                                                        49,639          33,578

Foods & Beverages - 3.35%
   Constellation Brands, Inc.        1,500              15,118          21,780
                                                   -----------     -----------
                                                        15,118          21,780

Health Care Service Provider - 0.15%
   VirtualScopics Inc.               2,000               2,981           1,000
                                                   -----------     -----------
                                                         2,981           1,000

Industrial Materials - 0.09%
   Servotronics, Inc.                  100                 937             570
                                                   -----------     -----------
                                                           937             570

Machinery - 3.32%
   Columbus McKinnon Corp              100               2,344           1,272
   Idex Corp                           900              29,028          20,349
                                                   -----------     -----------
                                                        31,372          21,621

Medical Products and Supplies - 6.59%
   Greatbatch Technologies             850              18,984          19,805
   Johnson & Johnson                   400              22,617          23,076
                                                   -----------     -----------
                                                        41,601          42,881

Metal Fabrication & Hardware - 2.14%
   Graham Corp.                      1,400              15,140          13,944
                                                   -----------     -----------
                                                        15,140          13,944

Office Equipment - 1.43%
   Xerox Corp.                       1,400              17,817           9,296
                                                   -----------     -----------
                                                        17,817           9,296

Packaging & Containers - 0.22%
   Mod Pac Corporation               1,130               4,875           1,435
                                                   -----------     -----------
                                                         4,875           1,435

Photographic Equipment and Suppliers - 1.11%
   Eastman Kodak                     1,600              34,170           7,248
                                                   -----------     -----------
                                                        34,170           7,248

Railroads - 3.76%
   Genesee & Wyoming Class A           900               2,522          24,453
                                                   -----------     -----------
                                                         2,522          24,453

Real Estate & Related - 4.60%
   Home Properties, Inc.               400              16,297          14,356
   Sovran Self Storage                 600              23,459          15,600
                                                   -----------     -----------
                                                        39,756          29,956

Retail - Specialty - 2.89%
   Fastenal Co                         550              19,186          18,799
                                                   -----------     -----------
                                                        19,186          18,799

Steel - 3.14%
   Gilbraltar Industries Inc.        2,000              25,111          20,460
                                                   -----------     -----------
                                                        25,111          20,460

Telecommunications - 2.24%
   Frontier Communications           1,800              20,663          14,598
                                                   -----------     -----------
                                                        20,663          14,598

Utilities - Natural Resources - 2.30%
   National Fuel Gas Co.               500              11,250          14,980
                                                   -----------     -----------
                                                        11,250          14,980

                                                   -----------     -----------
Total Common Stocks - 81.38%                           642,997         529,442

CASH AND EQUIVALENTS - 18.85%
    Schwab Adviser Premium Money Market                122,726         122,666

Other Assets Less Liabilities - (0.23%)                                 (1,498)
                                                   -----------     -----------
TOTAL PORTFOLIO                                        766,082         650,610
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2009


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2009